Taxes (Tables)	6 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the Six Months Ended March 31
	2024	2023
Current tax provision
BVI	$-	$-
Hong Kong	-	-
PRC	285,302	135,492
	285,302	135,492
Deferred tax provision
BVI	-	-
Hong Kong	-	-
PRC	23,711	68,561
	23,711	68,561
Income tax provision	$309,013	$204,053

Schedule of Deferred Tax Assets	Deferred tax assets, net are composed of the following:
	March 31, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forwards	$113,753	$5,049
Inventory written down	135,064	144,106
Allowance for credit losses	6,124	19,008
Total	254,941	168,163
Valuation allowance	(124,500)	(15,688)
Total deferred tax assets, net	$130,441	$152,475

Schedule of Movement of the Valuation Allowance	Movement of the valuation allowance:
	March 31, 2024	September 30, 2023
Beginning balance	$15,688	$14,248
Current year addition	109,201	1,844
Exchange difference	(389)	(404)
Ending balance	$124,500	$15,688

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2024 and 2023:
	For the Six Months Ended March 31,
	2024	2023
China Income tax statutory rate	25.0%	25.0%
Effect of PRC tax holiday	(14.6)%	(9.9)%
Research and development tax credit	(6.8)%	(4.8)%
Non-PRC entity not subject PRC income tax	5.7%	-%
Change in valuation allowance	6.5%	0.1%
Others	(0.5)%	-%
Effective tax rate	15.3%	10.4%

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2024	September 30, 2023
Income tax payable	$547,461	$263,131
Value added tax payable	12,510	1,627
Other taxes payable	4,655	6,665
Total taxes payable	$564,626	$271,423